COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) shares in Millions	1 Months Ended
	Apr. 30, 2019 USD ($) shares	Feb. 28, 2018 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Feb. 29, 2016 USD ($) federalAction legalAction
Loss Contingencies [Line Items]
Unaccrued amounts of reasonably possible range of losses			$ 250,000,000
Federal home loan bank stock			394,000,000
Carrying value of collateral pledged for federal home loan bank			11,800,000,000
Commitments by the Company to provide equity financing			1,300,000,000
Face amount of mortgage loans			703,000,000
Revolving Credit Facility
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity			17,000,000
Trust Notes
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity			10,000,000,000
Holdings Revolving Credit Facility | Revolving Credit Facility
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,500,000,000		$ 1,500,000,000
Debt instrument, term		5 years
Holdings Revolving Credit Facility | Letter of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,500,000,000	$ 1,500,000,000
Bilateral Letter Of Credit Facilities | Letter of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,900,000,000
Equitable Financial
Loss Contingencies [Line Items]
Number of federal actions | federalAction					3
Pre-Capitalized Trust Securities, Redeemable February 15, 2029
Loss Contingencies [Line Items]
Shares issued (in shares) | shares	0.6
Proceeds from offering	$ 600,000,000
Sale of stock, funding arrangement, period to issue senior notes to trust	10 years
Sale of stock, semi-annual facility fee, rate	2.125%
Pre-Capitalized Trust Securities, Redeemable February 15, 2049
Loss Contingencies [Line Items]
Shares issued (in shares) | shares	0.4
Proceeds from offering	$ 400,000,000
Sale of stock, funding arrangement, period to issue senior notes to trust	30 years
Sale of stock, semi-annual facility fee, rate	2.715%
New York | Equitable Financial
Loss Contingencies [Line Items]
Number of actions | legalAction					2
Brach Family Foundation Litigation
Loss Contingencies [Line Items]
Liability for future policy benefits, face value of policy					$ 1,000,000